UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Emerging Market Debt Portfolio

International Bond Portfolio

Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Chile — 0.5%
Codelco, Inc., 6.15%, 10/24/36	$100	$102,554

Kazakhstan — 2.9%
Eurasian Development Bank, 7.38%, 9/29/14(a)	140	147,237
KazMunaiGaz Finance Sub BV, 11.75%, 1/23/15(a)	380	488,300

		635,537

Malaysia — 1.7%
Petronas Capital Ltd.:
7.00%, 5/22/12	200	220,189
5.25%, 8/12/19(a)	150	152,058

		372,247
Mexico — 3.2%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	180	185,246
Petroleos Mexicanos, 4.88%, 3/15/15(a)	500	513,500

		698,746

Russia — 5.8%
Gaz Capital SA, 7.29%, 8/16/37	140	139,104
Gazprom, 9.63%, 3/01/13	400	456,040
RSHB Capital SA, 9.00%, 6/11/14(a)	600	694,220

		1,289,364

Venezuela — 0.8%
Petroleos de Venezuela SA:
5.25%, 4/12/17	200	123,000
5.38%, 4/12/27	120	59,400

		182,400

Total Corporate Bonds — 14.9%		3,280,848

Foreign Government Obligations
Argentina — 4.5%
Republic of Argentina:
8.28%, 12/31/33	903	677,594
2.50%, 12/31/38(b)	900	323,100

		1,000,694

Brazil — 9.5%
Federative Republic of Brazil:
6.00%, 1/17/17	570	619,305
8.00%, 1/15/18	98	113,960
5.88%, 1/15/19	200	215,000
8.88%, 4/15/24	50	66,000
7.13%, 1/20/37	615	700,178
11.00%, 8/17/40	40	53,540
5.63%, 1/07/41	350	329,525

		2,097,508

Colombia — 4.3%
Republic of Colombia:
7.38%, 1/27/17	260	299,000
7.38%, 3/18/19	200	230,000
7.38%, 9/18/37	375	420,000

		949,000

Croatia — 0.8%
Croatia, 6.75%, 11/05/19(a)	160	176,070

Dominican Republic — 0.3%
Dominican Republic, 9.04%, 1/23/18	55	60,114

El Salvador — 0.9%
Republic of El Salvador:
7.38%, 12/01/19(a)	100	109,000
7.65%, 6/15/35	90	94,725

		203,725

Hungary — 1.1%
Republic of Hungary, 6.25%, 1/29/20	230	244,666

Indonesia — 5.1%
Republic of Indonesia:
7.50%, 1/15/16(a)	190	219,450
6.88%, 1/17/18(a)	200	222,500
11.63%, 3/04/19(a)	100	143,750
5.88%, 3/13/20 (a)	170	176,375
6.63%, 2/17/37(a)	130	132,925
7.75%, 1/17/38	200	232,000

		1,127,000

Lithuania — 1.0%
Republic of Lithuania, 7.38%, 2/11/20(a)	197	215,627

Malaysia — 0.2%
Malaysia Government, 7.50%, 7/15/11	35	37,653

Mexico — 6.0%
United Mexican States:
5.95%, 3/19/19	550	594,000
5.13%, 1/15/20	40	40,400
8.30%, 8/15/31	400	514,000
6.75%, 9/27/34	112	123,200
6.05%, 1/11/40	50	49,875

		1,321,475

Pakistan — 0.4%
Islamic Republic of Pakistan, 6.88%, 6/01/17	100	90,500

Portfolio Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	KRW	South Korean Won
	BRL	Brazil Real	LIBOR	London Interbank Offered Rate
	BZDIOVRA	Brazil Interbank Deposit Rate	MXN	Mexican Peso
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Francs	NZD	New Zealand Dollar
	CLP	Chilean Peso	PLN	Polish Zloty
	CNY	Chinese Yuan	PRIBOR	Prague Interbank Offered Rate
	DKK	Danish Krone	RB	Revenue Bonds
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	GO	General Obligation	TRY	Turkish Lira
	INR	Indian Rupee	USD	United States Dollar
	JPY	Japanese Yen	ZAR	South African Rand

BLACKROCK FUNDS II	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Government Obligations
Panama — 2.2%
Republic of Panama:
8.88%, 9/30/27	$290	$374,100
9.38%, 4/01/29	88	119,460

		493,560

Peru — 2.8%
Republic of Peru:
9.88%, 2/06/15	150	189,750
7.13%, 3/30/19	65	75,302
7.35%, 7/21/25	200	232,000
6.55%, 3/14/37	120	128,400

		625,452

Philippines — 4.2%
Republic of Philippines:
9.38%, 1/18/17	220	278,025
7.75%, 1/14/31	370	423,650
6.38%, 10/23/34	220	215,600

		917,275

Poland — 2.3%
Republic of Poland, 6.38%, 7/15/19	452	495,174

Russia — 8.2%
Russia Federation, 7.50%, 3/31/30(b)	1,570	1,810,089

South Africa — 4.6%
Republic of South Africa:
6.50%, 6/02/14	220	242,275
6.88%, 5/27/19	280	312,550
5.50%, 3/09/20	460	465,750

		1,020,575

Turkey — 8.4%
Republic of Turkey:
9.50%, 1/15/14	400	478,000
7.25%, 3/15/15	150	168,570
7.50%, 7/14/17	320	364,800
11.88%, 1/15/30	95	151,411
8.00%, 2/14/34	155	178,056
6.88%, 3/17/36	495	499,950

		1,840,787

Ukraine — 1.4%
Ukraine Government:
6.58%, 11/21/16(a)	100	95,250
6.58%, 11/21/16	230	219,397

		314,647

Uruguay — 1.4%
Republica Orient Uruguay, 7.63%, 3/21/36	272	307,696

Venezuela — 7.7%
Republic of Venezuela:
7.00%, 12/01/18	70	50,050
7.65%, 4/21/25	30	19,575
9.25%, 9/15/27	1,207	944,478
9.25%, 5/07/28	160	117,840
9.38%, 1/13/34	755	553,037

		1,684,980

Total Foreign Government Obligations — 77.3%		17,034,267

Total Long-Term Investments (Cost — $19,284,115) — 92.2%		20,315,115

	Shares
Short-Term Securities
Time Deposits — 10.7%
Brown Brothers Harriman & Co., 0.03%(c)	2,355,507	2,355,507

Total Short-Term Securities (Cost — $2,355,507) — 10.7%		2,355,507

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
JPY Currency, Strike Price USD 0.92, Expires 6/07/10	30	8,392

Exchange-Traded Put Options Purchased
3-month Euro-Dollar Futures, Strike Price USD 98.75, Expires 9/13/10	96	4,200
EUR Currency, Strike Price USD 1.30, Expires 5/26/10	50	3,698

		7,898

Total Options Purchased (Cost — $110,153) — 0.1%		16,290

Total Investments Before Outstanding Options Written (Cost — $21,749,775*) — 103.0%		22,686,912

Options Written
Exchange-Traded Put Options Written
3-month Euro-Dollar Futures, Strike Price USD 98.25, Expires 9/13/10	96	(1,800)

Total Options Written
(Premiums Received — $66,307) — (0.0)%		(1,800)

Total Investments Net of Outstanding Options Written — 103.0%		22,685,112
Liabilities in Excess of Other Assets — (3.0)%		(653,366)

Net Assets — 100.0%		$22,031,746

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$21,921,580

Gross unrealized appreciation	$882,990
Gross unrealized depreciation	(117,658)

Net unrealized appreciation	$765,332

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	170,953	USD	95,987	Bank of New York Mellon Corp.	4/05/10	$—
BRL	214,380	USD	120,371	BNP Paribas	4/05/10	—
BRL	511,415	USD	290,000	Citibank, N.A.	4/05/10	(2,719)
BRL	347,880	USD	195,000	Citibank, N.A.	4/05/10	417
BRL	426,075	USD	239,234	Goldman Sachs Bank USA	4/05/10	—
BRL	322,920	USD	180,000	Goldman Sachs Bank USA	4/05/10	1,396
BRL	380,000	USD	213,363	Morgan Stanley Capital Services, Inc.	4/05/10	—
BRL	470,600	USD	260,000	Royal Bank of Scotland Plc	4/05/10	4,354
BRL	171,000	USD	96,013	UBS AG	4/05/10	—
BRL	349,830	USD	196,423	UBS AG	4/05/10	—
BRL	288,328	USD	161,891	UBS AG	4/05/10	—
BRL	344,280	USD	190,000	UBS AG	4/05/10	3,395
USD	95,000	BRL	170,952	Bank of New York Mellon Corp.	4/05/10	(1,030)
USD	120,000	BRL	214,380	BNP Paribas	4/05/10	(425)
USD	287,150	BRL	511,415	Citibank, N.A.	4/05/10	—
USD	195,328	BRL	347,880	Citibank, N.A.	4/05/10	—
USD	230,000	BRL	426,075	Goldman Sachs Bank USA	4/05/10	(9,342)
USD	181,314	BRL	322,920	Goldman Sachs Bank USA	4/05/10	—
USD	213,964	BRL	380,000	Morgan Stanley Capital Services, Inc.	4/05/10	504
USD	264,234	BRL	470,600	Royal Bank of Scotland Plc	4/05/10	—
USD	160,000	BRL	288,328	UBS AG	4/05/10	(1,965)
USD	195,000	BRL	349,830	UBS AG	4/05/10	(1,513)
USD	95,000	BRL	171,000	UBS AG	4/05/10	(1,057)
USD	193,307	BRL	344,280	UBS AG	4/05/10	—
MXN	1,631,734	USD	130,000	HSBC Bank USA, N.A	4/08/10	1,873
MXN	1,127,673	USD	90,000	JPMorgan Chase Bank, N.A.	4/08/10	1,136
MXN	1,501,080	USD	120,000	JPMorgan Chase Bank, N.A.	4/08/10	1,314
MXN	933,866	USD	75,000	Royal Bank of Scotland Plc	4/08/10	473
USD	133,192	EUR	100,000	Credit Suisse International	4/08/10	(1,875)
USD	170,000	TRY	263,670	UBS AG	4/08/10	(3,482)
KRW	158,760,000	USD	140,000	JPMorgan Chase Bank, N.A.	4/09/10	265
AUD	183,950	USD	163,427	Goldman Sachs Bank USA	4/21/10	4,990
AUD	301,050	USD	270,000	UBS AG	4/21/10	5,631
MXN	253,000	USD	20,000	Citibank, N.A.	4/21/10	421
MXN	497,000	USD	38,216	Citibank, N.A.	4/21/10	1,899
MXN	2,080,960	USD	160,000	Deutsche Bank AG	4/21/10	7,963
MXN	3,900,000	USD	300,000	Goldman Sachs Bank USA	4/21/10	14,785
MXN	3,571,300	USD	284,384	Goldman Sachs International	4/21/10	3,870
MXN	3,028,440	USD	240,000	HSBC Bank USA, N.A.	4/21/10	4,438
MXN	2,291,040	USD	180,000	HSBC Bank USA, N.A.	4/21/10	4,919
TRY	167,414	USD	110,000	Citibank, N.A.	4/21/10	(99)
TRY	167,524	USD	110,000	Citibank, N.A.	4/21/10	(26)
USD	380,000	MXN	5,023,334	Barclays Bank Plc	4/21/10	(25,454)
USD	380,000	MXN	5,024,360	Goldman Sachs Bank USA	4/21/10	(25,537)
USD	250,000	MXN	3,305,475	Morgan Stanley Capital Services, Inc.	4/21/10	(16,799)
USD	164,708	ZAR	1,261,000	Royal Bank of Scotland Plc	4/21/10	(7,770)
USD	18,397	TRY	28,500	Royal Bank of Scotland Plc	4/21/10	(312)
USD	220,000	TRY	339,834	UBS AG	4/21/10	(3,088)
USD	444,568	AUD	485,000	UBS AG	4/21/10	519
ZAR	1,438,500	USD	195,231	Goldman Sachs International	4/21/10	1,526
CLP	52,620,000	USD	100,000	Deutsche Bank AG	4/30/10	336
CLP	52,500,000	USD	100,000	Royal Bank of Scotland Plc	4/30/10	107
INR	9,110,000	USD	200,000	Goldman Sachs Bank USA	4/30/10	2,394
INR	6,834,000	USD	150,000	HSBC Bank USA, N.A	4/30/10	1,829
INR	4,549,000	USD	100,000	Morgan Stanley Capital Services, Inc.	4/30/10	1,064
KRW	168,330,500	USD	145,000	Deutsche Bank AG	4/30/10	3,597
KRW	871,462,500	USD	750,000	Goldman Sachs Bank USA	4/30/10	19,300
KRW	113,550,000	USD	100,000	HSBC Bank USA, N.A	4/30/10	238

BLACKROCK FUNDS II	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	100,000	INR	4,571,000	Goldman Sachs Bank USA	4/30/10	$(1,552)
USD	110,000	CLP	59,840,000	Morgan Stanley Capital Services, Inc.	4/30/10	(4,103)
USD	115,000	INR	5,219,850	Morgan Stanley Capital Services, Inc.	4/30/10	(968)
USD	90,000	CLP	48,852,000	Royal Bank of Scotland Plc	4/30/10	(3,151)
USD	100,000	INR	4,541,000	Royal Bank of Scotland Plc	4/30/10	(886)
USD	880,000	KRW	1,026,696,000	UBS AG	4/30/10	(26,335)
USD	145,000	KRW	164,430,000	UBS AG	4/30/10	(154)
EUR	117,000	USD	158,243	Citibank, N.A.	5/26/10	(210)
USD	175,346	EUR	129,500	Citibank, N.A.	5/26/10	429

Total						$(44,470)

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
10.30%(a)	BZDIOVRA Index	Deutsche Bank AG	January 2011	BRL 1,870	$(8,270)
10.32%(a)	BZDIOVRA Index	JPMorgan Chase Bank, N.A.	January 2011	BRL 2,620	(11,353)
7.34%(b)	3-month ZAR-JIBAR	Citibank, N.A.	March 2012	ZAR 7,950	(5,770)
7.38%(b)	3-month ZAR-JIBAR	JPMorgan Chase Bank, N.A.	March 2012	ZAR 7,950	(6,590)
7.37%(b)	3-month ZAR-JIBAR	Deutsche Bank AG	March 2012	ZAR 3,980	(3,175)

Total					$(35,158)

(a)	Fund pays floating interest rate and receives fixed rate.
(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
Republic of France	0.25%	JPMorgan Chase Bank, N.A.	December 2019	USD 400	$4,459

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciaton (Depreciation)
iTraxx Index Sub Financials Series 12 Version 1	1.00%	Deutsche Bank AG	December 2014	EUR 340	$(2,673)
iTraxx Index Sub Financials Series 12 Version 1	1.00%	JPMorgan Chase Bank, N.A.	December 2014	EUR 340	608

Total					$(2,065)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

4	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Emerging Market Debt Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$20,315,115	—	$20,315,115
Short-Term Securities	—	2,355,507	—	2,355,507

Total	—	$22,670,622	—	$22,670,622

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$5,067	—	$5,067
Foreign currency exchange contracts	—	107,472	—	$107,472
Interest rate contracts	$4,200	—	—	$4,200
Liabilities:
Credit contracts	—	(2,673)	—	$(2,673)
Foreign currency exchange contracts	—	(139,852)	—	$(139,852)
Interest rate contracts	(1,800)	(35,158)	—	$(36,958)

Total	$2,400	$(65,144)	—	$(62,744)

[2]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	MARCH 31, 2010	5

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
France — 0.5%
Auto ABS, Series 2007-1, Class A, 0.77%, 2/25/19(a)	EUR	400	$534,740
STORM, Series 2010-1, Class A1, 0.00%, 3/22/49(a)		900	1,215,592

			1,750,332

Ireland — 0.3%
Cars Alliance Funding Plc, Series 2007-1, Class A, 0.82%, 10/08/23(a)		700	932,276

Italy — 0.3%
Auto ABS, Series 2007-2, Class A, 0.81%, 10/25/20(a)		700	932,352

Luxembourg — 0.1%
Bavarian Sky SA, Series 1, Class A, 0.49%, 8/15/15(a)		395	531,825

Netherlands — 0.4%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		994	1,369,235

United States — 2.2%
Ally Auto Receivables Trust, Series 2009-B, Class A2, 1.21%, 6/15/12(b)	USD	2,535	2,545,578
Bank of America Auto Trust, Series 2009-2A, Class A2, 1.16%, 2/15/12(b)		2,370	2,376,600
Capital One Auto Finance Trust, Series 2006-A, Class A4, 0.24%, 12/15/12(a)		552	549,031
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37(a)		574	552,426
SLM Student Loan Trust, Series 2003-10, 5.15%, 9/17/15	GBP	1,280	1,865,704

			7,889,339

Total Asset-Backed Securities — 3.8%			13,405,359

Corporate Bonds
Australia — 0.8%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	3,180	2,893,810

Canada — 1.7%
Royal Bank of Canada, 4.63%, 12/07/10	GBP	3,830	5,917,751

Denmark — 0.7%
Nykredit Realkredit A/S, 2.37%, 10/01/38(a)	DKK	11,170	1,930,216
Realkredit Denmark A/S, 2.73%, 1/01/38(a)		3,155	545,295

			2,475,511

Finland — 0.6%
Nordic Investment Bank:
3.00%, 4/08/14	EUR	877	1,222,946
6.00%, 8/20/14	AUD	1,035	947,427

			2,170,373

France — 0.4%
BNP Paribas, 5.43%, 9/07/17	EUR	450	675,104
Credit Agricole Covered Bonds, 3.50%, 7/21/14		600	845,363

			1,520,467

Germany — 2.4%
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	550	500,187
5.50%, 1/22/18	EUR	5,000	7,837,651

			8,337,838

Ireland — 1.7%
DEPFA ACS Bank, 1.65%, 12/20/16	JPY	200,000	1,819,733
The Governor & Co. of The Bank of Ireland, 2.75%, 3/02/12(b)	USD	2,000	1,991,380
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13(b)		2,100	2,095,579

			5,906,692

Japan — 4.3%
East Japan Railway Co., 4.75%, 12/08/31	GBP	750	1,076,987
European Investment Bank, 1.40%, 6/20/17	JPY	1,273,500	13,965,169

			15,042,156

Luxembourg — 2.2%
European Community:
3.25%, 11/07/14	EUR	2,050	2,890,885
3.13%, 1/27/15		2,500	3,502,617
European Investment Bank, 4.25%, 4/15/19		880	1,275,892

			7,669,394

Netherlands — 1.0%
ABN Amro Bank NV, 3.75%, 7/15/14		700	987,841
Fortis Bank Nederland NV, 3.38%, 5/19/14		750	1,052,006
LeasePlan Corp. NV, 3.25%, 5/22/14		950	1,328,309

			3,368,156

Spain — 0.5%
Caja de Ahorros de Valencia Castellon y Alicante, 3.00%, 3/12/12		1,300	1,791,857

Sweden — 1.5%
Nordea Hypotek AB, 4.25%, 11/23/10		2,485	3,423,449
Svenska Handelsbanken AB, 2.88%, 9/14/12(b)	USD	1,700	1,732,208

			5,155,657

Switzerland — 0.7%
European Investment Bank, 2.00%, 8/29/16	CHF	2,440	2,348,581

United Kingdom — 1.3%
Network Rail Infrastructure Finance Plc, 4.88%, 11/27/15	GBP	1,630	2,677,813
Northern Rock Plc, 3.88%, 10/18/11	EUR	1,450	1,992,580

			4,670,393

United States — 3.6%
The Boeing Co., 1.88%, 11/20/12	USD	890	893,625
Citigroup, Inc., 2.24%, 12/09/22	JPY	200,000	1,757,946
Crown Castle Towers LLC, 6.11%, 1/15/20(b)	USD	800	836,832
General Electric Capital Corp., 6.50%, 9/28/15	NZD	5,245	3,730,939
JPMorgan Chase & Co., 3.63%, 12/12/11	EUR	3,300	4,634,406
Prudential Financial, Inc., 3.88%, 1/14/15	USD	700	698,685

			12,552,433

Total Corporate Bonds — 23.4%			81,821,069

6	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Agency Obligations
ANZ National International Ltd., 3.25%, 4/02/12(b)	USD	1,900	$1,967,078
CDP Financial, Inc., 3.00%, 11/25/14(b)		2,900	2,855,453
Dexia Credit Local, 2.38%, 9/23/11(b)		1,210	1,235,728
Eksportfinans ASA, 3.00%, 11/17/14		995	998,822
Export Development Canada, 2.38%, 3/19/12		1,950	1,996,219
Petrobras International Finance Co., 6.88%, 1/20/40		2,918	3,011,916
Société Financement de l’Economie Francaise, 3.38%, 5/05/14(b)		2,140	2,220,314

Total Foreign Agency Obligations — 4.1%			14,285,530

Foreign Government Obligations
Australia — 5.9%
Australia Government Bond:
5.25%, 3/15/19	AUD	5,630	4,999,651
3.00%, 9/20/25		1,490	1,411,845
New South Wales Treasury Corp., 2.75%, 11/20/25		3,370	3,027,940
Queensland Treasury Corp., 6.00%, 9/14/17		12,305	11,289,222

			20,728,658

Canada — 3.7%
Canada Housing Trust No. 1, 4.00%, 6/15/12(b)	CAD	9,000	9,229,685
Canadian Government Bond, 5.00%, 6/01/37		3,257	3,689,439

			12,919,124

Denmark — 4.9%
Kingdom of Denmark:
4.00%, 11/15/12	DKK	39,621	7,630,540
3.13%, 3/17/14	EUR	6,800	9,551,943

			17,182,483

Finland — 3.5%
Finland Government Bond, 4.25%, 7/04/15		8,290	12,224,273

France — 5.0%
France Government Bond:
4.25%, 10/25/18		225	328,584
4.25%, 10/25/23		2,380	3,389,470
6.00%, 10/25/25		320	540,924
4.00%, 10/25/38		9,089	12,287,177
Reseau Ferre de France, 5.50%, 12/01/21	GBP	600	999,323

			17,545,478

Germany — 4.5%
Bundesobligation, 2.50%, 2/27/15	EUR	3,295	4,524,072
Bundesrepublik Deutschland:
3.50%, 7/04/19		1,780	2,490,601
4.25%, 7/04/39		5,985	8,692,550

			15,707,223

Greece — 4.2%
Hellenic Republic:
2.96%, 2/20/13(a)		2,255	3,037,111
4.60%, 5/20/13		2,325	3,015,830
4.00%, 8/20/13		360	454,213
3.70%, 7/20/15		2,100	2,515,757
6.10%, 8/20/15		1,710	2,301,841
4.30%, 7/20/17		710	841,283
6.00%, 7/19/19		1,198	1,558,769
6.25%, 6/19/20		580	752,247

			14,477,051

Italy — 6.4%
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14		3,660	5,159,929
4.25%, 2/01/15		5,945	8,627,308
4.50%, 2/01/20		1,625	2,318,607
4.25%, 3/01/20		4,490	6,270,038

			22,375,882

Japan — 15.7%
Japan Finance Organization for Municipalities, 2.00%, 5/09/16	JPY	1,000,000	11,454,412
Japan Government (10 Year Issue), 1.40%, 9/20/19		840,450	9,004,430
Japan Government (20 Year Issue), 2.10%, 12/20/27		2,364,400	25,429,781
Japan Government CPI Linked Bond:
Series 4, 0.50%, 6/10/15		279,000	2,851,239
Series 9, 1.10%, 9/10/16		305,000	3,170,004
Series 14, 1.20%, 12/10/17		104,300	1,075,202
Series 15, 1.40%, 3/10/18		195,600	2,024,803

			55,009,871

South Korea — 3.2%
Korea Treasury Bond, 4.00%, 6/10/12	KRW	12,436,210	11,063,407

Spain — 1.3%
Bonos y Obligation del Estado, 5.75%, 7/30/32	EUR	2,897	4,577,180

United Kingdom — 1.8%
United Kingdom Treasury Bonds:
4.25%, 9/07/39	GBP	675	978,493
4.50%, 12/07/42		3,430	5,227,136

			6,205,629

Total Foreign Government Obligations — 60.1%			210,016,259

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
United States — 0.6%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.99%, 11/25/34(a)	USD	834	610,821
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.17%, 1/25/35(a)		955	857,512
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2, 6.08%, 8/25/46(a)		847	713,807

			2,182,140

Commercial Mortgage-Backed Securities — 3.6%
United States — 3.6%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		2,570	2,651,634
Series 2004-5, Class A3, 4.56%, 11/10/41		2,470	2,527,201
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32		403	403,380
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, 6/16/10(a)		706	707,078

BLACKROCK FUNDS II	MARCH 31, 2010	7

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 6/10/36	USD	880		$893,172
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/11		4,530		4,738,170
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 8/15/26		744		747,835

				12,668,470

Total Non-Agency Mortgage-Backed Securities — 4.2%				14,850,610

Preferred Securities
Capital Trusts
France — 0.8%
Credit Agricole SA, 7.59%(a)(c)	GBP	900		1,324,775
Société Generale, 5.92%(a)(b)(c)	USD	900		777,165
Société Generale, 7.00%(a)(c)	EUR	650		845,005

Norway — 0.3%
DnB NOR Bank ASA, 7.07%(a)(c)		725		996,853

United Kingdom — 0.4%
Aviva Plc, 5.70%(a)(c)		260		327,467
Aviva Plc, 5.90%(a)(c)	GBP	750		899,117

United States — 0.2%
UBS Preferred Funding Trust I, 8.62%(a)(c)	USD	750		742,637

Total Preferred Securities — 1.7%				5,913,019

Taxable Municipal Bonds
Los Angeles Department of Airports RB, 6.58%, 5/15/39		595		606,144
New York State Urban Development Corp. RB, 5.77%, 3/15/39		590		582,613
State of California, 5.50%, 3/01/16		1,710		1,738,335
State of California GO, 7.30%, 10/01/39		1,170		1,173,943
State of California Various Purposes RB, 5.25%, 4/01/14		100		103,298

Total Taxable Municipal Bonds — 1.2%				4,204,333

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bonds, 4.63%, 2/15/40		2,795		2,754,822

Total Long-Term Investments (Cost — $341,871,484) — 99.3%				347,251,001

	Shares
Short-Term Securities
United States — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(d)(e)		665,574		665,574

Total Short-Term Securities (Cost — $665,574) — 0.2%				665,574

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
USD Currency, Strike Price JPY 98.00, Expires 3/25/11		888		256,950

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 4.650% and receive a floating rate based on 3-Month LIBOR, Expires 4/29/10, Broker, Royal Bank of Scotland Plc		640	(f)	343
Pay a fixed rate of 5.400% and receive a floating rate based on 3-Month LIBOR, Expires 4/29/10, Broker, Royal Bank of Scotland Plc		4,160	(f)	4

				347

Total Options Purchased (Cost — $206,080) — 0.1%				257,297

Total Investments Before Outstanding Options Written (Cost — $342,743,138*) — 99.6%				$348,173,872

	Contracts(f)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.650% and receive a floating rate based on 3-Month LIBOR, Expires 4/29/10, Broker, Royal Bank of Scotland Plc		320		(8,696)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.150% and pay a floating rate based on 3-Month LIBOR, Expires 4/29/10, Broker, Royal Bank of Scotland Plc		320		(6,103)

Total Options Written (Premiums Received — $60,480) — (0.0)%				(14,799)

Total Investments Net of Outstanding Options Written — 99.6%				348,159,073
Other Assets Less Liabilities — 0.4%				1,447,974

Net Assets — 100.0%				$349,607,047

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$342,760,246

Gross unrealized appreciation	$27,828,122
Gross unrealized depreciation	(22,414,496)

Net unrealized appreciation	$5,413,626

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(9,561,745)	$43	$1,635

(e)	Represents the current yield as of report date.
(f)	One contract represents a notional amount of $10,000.

8	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock International Bond Portfolio

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	395,000	USD	353,369	Citibank, N.A.	4/21/10	$8,279
AUD	3,991,000	USD	3,533,863	Citibank, N.A.	4/21/10	120,156
AUD	517,000	USD	472,649	Deutsche Bank AG	4/21/10	698
CAD	1,304,000	USD	1,225,370	Citibank, N.A.	4/21/10	58,523
CAD	1,060,400	USD	998,983	UBS AG	4/21/10	45,067
CZK	2,181,400	USD	115,819	UBS AG	4/21/10	173
DKK	54,203,500	USD	10,027,732	UBS AG	4/21/10	(195,222)
GBP	1,878,000	USD	3,040,491	Morgan Stanley Capital Services, Inc.	4/21/10	(190,995)
GBP	405,000	USD	634,756	UBS AG	4/21/10	(20,249)
JPY	67,471,000	USD	752,789	Citibank, N.A.	4/21/10	(31,013)
JPY	84,840,000	USD	934,962	Citibank, N.A.	4/21/10	(27,379)
JPY	48,875,000	USD	535,601	Citibank, N.A.	4/21/10	(12,757)
JPY	193,670,000	USD	2,175,048	Deutsche Bank, Plc	4/21/10	(103,249)
JPY	60,476,700	USD	654,166	Morgan Stanley- Capital Services, Inc.	4/21/10	(7,212)
JPY	6,360,760,000	USD	70,626,849	Royal Bank of Scotland Plc	4/21/10	(2,582,132)
MXN	5,010,000	USD	385,236	Citibank, N.A.	4/21/10	19,141
NOK	7,481,000	USD	1,273,904	Citibank, N.A.	4/21/10	(16,364)
NZD	6,121,200	USD	4,235,809	UBS AG	4/21/10	106,299
PLN	1,220,000	USD	408,018	Goldman Sachs Bank USA	4/21/10	18,292
PLN	8,268,000	USD	2,827,525	Royal Bank of Scotland Plc	4/21/10	61,597
SEK	16,257,000	USD	2,246,349	Citibank, N.A.	4/21/10	5,225
SGD	3,013,000	USD	2,144,179	Citibank, N.A.	4/21/10	9,348
USD	375,658	AUD	420,000	Citibank, N.A.	4/21/10	(8,880)
USD	463,898	AUD	515,000	Citibank, N.A.	4/21/10	(7,618)
USD	27,311,598	AUD	29,795,500	UBS AG	4/21/10	31,890
USD	5,971,893	CAD	6,247,000	Goldman Sachs Bank USA	4/21/10	(178,784)
USD	109,699	CHF	114,500	Citibank, N.A.	4/21/10	1,089
USD	10,178,584	DKK	53,778,000	Citibank, N.A.	4/21/10	423,260
USD	1,282,060	GBP	852,000	Citibank, N.A.	4/21/10	(10,683)
USD	582,534	GBP	390,000	Citibank, N.A.	4/21/10	(9,214)
USD	223,636	GBP	140,000	Citibank, N.A.	4/21/10	11,214
USD	873,228	GBP	560,000	Citibank, N.A.	4/21/10	23,538
USD	717,889	JPY	65,105,000	Citibank, N.A.	4/21/10	21,423
USD	1,356,289	JPY	121,000,000	Citibank, N.A.	4/21/10	61,883
USD	1,769,354	JPY	157,880,000	Citibank, N.A.	4/21/10	80,421
USD	543,758	JPY	48,200,000	Royal Bank of Scotland Plc	4/21/10	28,135
USD	1,305,642	JPY	115,515,000	Royal Bank of Scotland Plc	4/21/10	69,912
USD	1,330,447	JPY	122,600,000	UBS AG	4/21/10	18,924
USD	3,729,972	JPY	335,000,000	UBS AG	4/21/10	146,284
USD	8,010,615	NZD	11,296,000	UBS AG	4/21/10	(2,267)
MYR	6,333,995	USD	1,846,000	Royal Bank of Scotland Plc	4/30/10	92,573
EUR	1,330,000	USD	1,822,242	Citibank, N.A.	5/06/10	(25,815)
EUR	660,000	USD	880,963	Citibank, N.A.	5/06/10	10,497
JPY	329,151,537	USD	3,631,405	Citibank, N.A.	5/06/10	(109,995)
USD	3,631,405	EUR	2,610,000	Citibank, N.A.	5/06/10	106,085
USD	880,963	JPY	81,128,520	Citibank, N.A.	5/06/10	13,014
USD	1,822,242	JPY	163,430,400	Citibank, N.A.	5/06/10	73,791
EUR	5,305,000	USD	7,166,179	Citibank, N.A.	5/10/10	(717)
EUR	2,645,000	USD	3,567,943	Citibank, N.A.	5/10/10	4,657
USD	3,575,334	EUR	2,645,000	Citibank, N.A.	5/10/10	2,733
USD	7,804,644	EUR	5,715,000	Citibank, N.A.	5/10/10	85,395
SEK	25,427,497	USD	3,521,557	UBS AG	5/12/10	299
USD	3,521,557	EUR	2,595,000	UBS AG	5/12/10	16,488
EUR	6,210,000	USD	8,399,025	Citibank, N.A.	5/26/10	(11,126)
USD	768,935	EUR	575,000	Citibank, N.A.	5/26/10	(7,722)
USD	609,134	EUR	450,000	UBS AG	5/26/10	1,315
CNY	79,885,400	USD	12,040,000	Citibank, N.A.	10/27/10	(298,883)
KRW	2,042,010,000	USD	1,724,671	Citibank, N.A.	11/10/10	64,827
USD	10,715,289	KRW	12,513,314,502	Citibank, N.A.	11/10/10	(250,647)

Total						$(2,266,478)

BLACKROCK FUNDS II	MARCH 31, 2010	9

Schedule of Investments (continued)	BlackRock International Bond Portfolio

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
125	Euro-Bund	Eurex	June 2010	$20,825,455	$131,412
14	Japanese Government Bonds (10 Year)	Tokyo	June 2010	$20,698,257	(109,141)
3	Japanese Government Bonds (10 Year)	London	June 2010	$4,431,490	(2,567)
21	U.S. Treasury Bonds (10 Year)	Chicago	June 2010	$2,441,250	6,615

Total					$26,319

•	Financial futures contracts sold as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
204	Australian Government Bonds (3 Year)	Sydney	June 2010	$49,165,871	$91,749
21	Canadian Government Bonds (10 year)	Montreal	June 2010	$2,429,272	11,250
23	Euro-Bobl	Eurex	June 2010	$3,637,105	(13,383)
232	Euro-Schatz	Eurex	June 2010	$34,069,262	(19,260)
11	Gilt British	London	June 2010	$1,915,461	(18,168)
159	U.S. Treasury Notes (2 Year)	Chicago	June 2010	$34,495,547	(21,401)
110	U.S. Treasury Notes (5 Year)	Chicago	June 2010	$12,632,813	95,097
7	U.S. Treasury Bonds (30 Year)	Chicago	June 2010	$812,875	892
42	British Pound Sterling (90 Day)	London	March 2011	$7,856,120	(60,553)

Total					$66,223

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciaton (Depreciation)
3.14%(a)	6-month PRIBOR	Barclays Bank Plc	May 2013	EUR	14,600	$351,721
2.65%(b)	3-month LIBOR	Barclays Bank Plc	September 2014	USD	8,900	(78,865)
2.71%(b)	3-month LIBOR	Barclays Bank Plc	September 2014	USD	5,300	(53,128)

Total						$219,728

(a)	Fund pays floating interest rate and receives fixed rate.
(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
STMicro Electronics NV	0.26%	Citibank, N.A.	September 2012	EUR	950	$1,950
Telecom Austria AG	0.73%	Bank of America, N.A.	March 2013	EUR	500	(1,601)

Total						$349

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Imperial Tobacco Group Plc	0.71%	Barclays Bank Plc	September 2012	BBB	EUR	1,300	$5,737

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

10	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$347,251,001	—	$347,251,001
Short-Term Securities	$665,574	—	—	665,574

Total	$665,574	$347,251,001	—	$347,916,575

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$7,687	—	$7,687
Foreign currency exchange contracts	—	2,099,395	—	$2,099,395
Interest rate contracts	$337,015	352,068	—	$689,083
Liabilities:
Credit contracts	—	(1,601)	—	$(1,601)
Foreign currency exchange contracts	—	(4,108,923)	—	$(4,108,923)
Interest rate contracts	(244,473)	(146,792)	—	$(391,265)

Total	$92,542	$(1,798,166)	—	$(1,705,624)

[2]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, futures contracts and swaps. Futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	MARCH 31, 2010	11

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies(a)
Fixed Income Funds — 80.3%
BlackRock Emerging Market Debt Portfolio, BlackRock Class	95,304	$958,755
BlackRock High Yield Bond Portfolio, BlackRock Class	1,521,188	11,180,729
BlackRock International Bond Portfolio, BlackRock Class	439,724	4,533,550
BlackRock Total Return Fund, BlackRock Class	2,506,377	26,818,231

		43,491,265

	Par (000)
Asset-Backed Securities
United States — 1.1%
Ford Credit Auto Owner Trust, Series 2009-B, Class A4, 4.50%, 7/15/14	$300	319,556
SLC Student Loan Trust, Series 2006-A, Class A4, 0.37%, 1/15/19(b)	130	120,520
SLM Student Loan Trust, Series 2008-5, Class A4, 1.95%, 7/25/23(b)	175	185,019

		625,095

Corporate Bonds
Canada — 0.9%
Canadian Natural Resources Ltd., 5.90%, 2/01/18	230	248,916
Cenovus Energy, Inc., 6.75%, 11/15/39(c)	130	140,994
Nexen, Inc., 6.40%, 5/15/37	100	100,802

		490,712

United Kingdom — 0.3%
BP Capital Markets Plc, 5.25%, 11/07/13	150	165,064

United States — 7.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	250	252,910
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20	340	350,737
Bank of America Corp., 6.00%, 9/01/17	70	72,802
CenterPoint Energy, Inc., 6.50%, 5/01/18	250	264,718
Cisco Systems, Inc., 4.45%, 1/15/20	170	169,058
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	370	494,382
Cox Communications, Inc., 8.38%, 3/01/39(c)	140	175,098
Enterprise Products Operating LLC, 6.13%, 10/15/39	80	78,658
Florida Power Corp., 6.40%, 6/15/38	100	108,756
The Goldman Sachs Group, Inc., 5.38%, 3/15/20	200	198,150
International Paper Co., 7.30%, 11/15/39	200	213,731
Kraft Foods, Inc.:
5.38%, 2/10/20	245	249,007
6.50%, 2/09/40	60	62,177
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	230	226,425
Oracle Corp., 5.75%, 4/15/18	130	142,585
Philip Morris International, Inc., 4.50%, 3/26/20	200	195,131
The Procter & Gamble Co., 4.70%, 2/15/19	200	205,108
Rockies Express Pipeline LLC, 3.90%, 4/15/15(c)	105	103,557
United Technologies Corp., 5.70%, 4/15/40	125	126,417
Valero Energy Corp., 6.63%, 6/15/37	160	152,169
XTO Energy, Inc., 6.38%, 6/15/38	110	123,186

		3,964,762

Total Corporate Bonds — 8.5%		4,620,538

Foreign Agency Obligations
Dexia Credit Local SA, 2.00%, 3/05/13(c)	250	248,380
Eksportfinans ASA, 1.88%, 4/02/13	430	428,337
Petrobras International Finance Co., 5.75%, 1/20/20	410	420,041

Total Foreign Agency Obligations — 2.0%		1,096,758

Foreign Government Obligations
Mexico — 0.2%
United Mexican States, 5.13%, 1/15/20	100	101,000

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.1%
United States — 4.1%
Banc of America Funding Corp., Series 2005-H, Class 2A1, 5.14%, 11/20/35(b)	737	518,389
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	898	646,761
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.64%, 4/25/37(b)	755	509,833
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2, 6.08%, 8/25/46(b)	638	537,672

		2,212,655

Preferred Securities
Capital Trusts
United States — 0.3%
Goldman Sachs Capital II, 5.79%(b)(d)	180	152,550

Taxable Municipal Bonds — 0.4%
State of California GO, 6.65%, 3/01/22	200	208,104

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 3.63%, 2/15/20	90	88,467

Total Long-Term Investments (Cost — $51,603,623) — 97.1%		52,596,432

12	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(a)(e)	2,097,823	$2,097,823

Total Short-Term Securities (Cost — $2,097,823) — 3.9%		2,097,823

Total Investments (Cost — $53,701,446*) — 101.0%		54,694,255
Liabilities in Excess of Other Assets — (1.0)%		(566,215)

Net Assets — 100.0%		$54,128,040

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,819,191

Gross unrealized appreciation	$1,086,238
Gross unrealized depreciation	(211,174)

Net unrealized appreciation	$875,064

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Income
BlackRock Emerging Market Debt Portfolio, BlackRock Class	$328,180		$47,619	$211	$11,288
BlackRock High Yield Bond Portfolio, BlackRock Class	$9,480,182		$3,186,134	$143,278	$176,359
BlackRock International Bond Portfolio, BlackRock Class	$3,449,633		$93,103	$2,558	$15,541
BlackRock Liquidity Funds, TempFund, Institutional Class	$2,097,823	**	—	—	$504
BlackRock Total Return Fund, BlackRock Class	$20,739,402		$475,662	$2,640	$180,056

**	Represents net purchase cost.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Represents the current yield as of report date.
•	Financial futures contracts sold as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
22	U.S. Treasury Notes (2 Year)	June 2010	$4,772,969	$(2,188)
17	U.S. Treasury Notes (5 Year)	June 2010	$1,952,344	(2,627)
19	U.S. Treasury Notes (10 Year)	June 2010	$2,208,750	(5,505)
4	U.S. Treasury Bonds (30 Year)	June 2010	$464,500	(1,866)
4	U.S. Ultra Long-Term Treasury Bonds	June 2010	$479,875	(2,552)

Total				$(14,738)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$9,105,167	—	$9,105,167
Affiliated Investment Companies	$43,491,265	—	—	43,491,265
Short-Term Securities	2,097,823	—	—	2,097,823

Total	$45,589,088	$9,105,167	—	$54,694,255

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate contracts	$(14,738)	—	—	$(14,738)

Total	$(14,738)	—	—	$(14,738)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	MARCH 31, 2010	13

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 27, 2010